INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
INTANGIBLE ASSETS
Less: impairment charge	$ 0	$ 0
Less: accumulated amortization	(859,586)	(2,002,262)
Intangible assets, net	1,172,324	1,282,939
Land use rights, cost [Member]
INTANGIBLE ASSETS
Intangible assets, gross	559,256	567,337
Software, cost [Member]
INTANGIBLE ASSETS
Intangible assets, gross	80,441	1,305,535
Patent, cost [Member]
INTANGIBLE ASSETS
Intangible assets, gross	1,391,089	1,411,189
Other intangible assets, cost [Member]
INTANGIBLE ASSETS
Intangible assets, gross	$ 1,124	$ 1,140